THE MERGER FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)

  SHARES                                                                              VALUE
-----------                                                                        ------------
COMMON STOCKS - 95.76%*
                  AEROSPACE - 1.57%*
    122,500      McDonnell Douglas Corp.(1)......................................  $  7,472,500
                                                                                   ------------
                  BANKS - 3.89%*
    437,918      First USA, Inc.(1)..............................................    18,556,775
                                                                                   ------------
                  BIOTECHNOLOGY - 1.59%*
  1,000,800      Calgene, Inc.**(4)..............................................     7,568,550
                                                                                   ------------
                  DEFENSE ELECTRONICS - 1.64%*
    144,200      General Motors Corporation - Class H(2).........................     7,822,850
                                                                                   ------------
                  ELECTRIC UTILITIES - 3.92%*
    535,500      Portland General Corporation....................................    18,675,563
                                                                                   ------------
                  ELECTRONIC DATABASES - 1.71%*
    260,500      MDL Information Systems, Inc.**.................................     8,140,625
                                                                                   ------------
                  ELECTRONIC SECURITY PRODUCTS & SERVICES - 3.61%*
    408,720      ADT Ltd.**(2)...................................................    10,218,000
    387,900      Ultrak, Inc.**(1)(4)............................................     6,982,200
                                                                                   ------------
                                                                                     17,200,200
                                                                                   ------------
                  ELECTRONIC TESTING EQUIPMENT - 2.44%*
    322,000      Tencor Instruments Corp.**......................................    11,632,250
                                                                                   ------------
                  GIFTWARE - 1.48%*
    220,300      Syratech Corporation**..........................................     7,049,600
                                                                                   ------------
                  HEALTH CARE MANAGEMENT SERVICES - 0.18%*
     46,000      Value Health, Inc.**............................................       851,000
                                                                                   ------------
                  HEALTH MAINTENANCE ORGANIZATIONS - 7.07%*
  1,194,500      Healthsource, Inc.**(1).........................................    24,487,250
     26,171      PacifiCare Health Systems, Inc. - Class A**(1)..................     2,162,379
     81,770      PacifiCare Health Systems, Inc. - Class B**(1)..................     7,052,662
                                                                                   ------------
                                                                                     33,702,291
                                                                                   ------------
                  HOTELS & GAMING - 3.48%*
    278,900      ITT Corporation**(2)............................................    16,420,238
     10,000      Studio Plus Hotels, Inc.**......................................       172,500
                                                                                   ------------
                                                                                     16,592,738
                                                                                   ------------

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)

  SHARES                                                                              VALUE
-----------                                                                        ------------
                  INDEPENDENT POWER - 0.68%*
    156,700      Destec Energy, Inc.**...........................................  $  3,231,937
                                                                                   ------------
                  INSURANCE - 11.58%*
     16,100      AVEMCO Corporation..............................................       376,338
    500,800      Allmerica Property & Casualty Companies, Inc.(1)................    15,650,000
    228,500      American States Financial Corp..................................     7,626,187
    153,100      Home Beneficial Corporation - Class B(1)........................     5,836,938
    822,200      Pioneer Financial Services, Inc.(1).............................    20,657,775
    132,200      Zurich Reinsurance Centre Holdings, Inc.........................     5,073,175
                                                                                   ------------
                                                                                     55,220,413
                                                                                   ------------
                  MEDICAL DEVICES - 3.74%*
    119,700      Target Therapeutics, Inc.**(1)..................................     7,870,275
    593,550      Ventritex, Inc.**...............................................     9,941,963
                                                                                   ------------
                                                                                     17,812,238
                                                                                   ------------
                  MULTI-INDUSTRY - 7.21%*
    859,972      Figgie International, Inc., Class A**(1)........................    10,427,161
    519,600      PHH Corporation(1)..............................................    23,966,550
                                                                                   ------------
                                                                                     34,393,711
                                                                                   ------------
                  NATURAL GAS TRANSMISSION & MARKETING - 10.40%*
    826,000      ENSERCH Corporation(1)..........................................    16,933,000
  1,219,000      NorAm Energy Corporation........................................    17,827,875
    218,800      PanEnergy Corporation(4)........................................     9,435,750
    401,400      TPC Corporation**(1)............................................     5,368,725
                                                                                   ------------
                                                                                     49,565,350
                                                                                   ------------
                  OFFICE SUPPLIES - 3.99%*
    933,350      Office Depot, Inc.**(1)(2)......................................    19,017,006
                                                                                   ------------
                  OILFIELD EQUIPMENT & SERVICES - 0.24%*
     20,000      Production Operators Corporation(4).............................     1,132,500
                                                                                   ------------
                  PHYSICIANS PRACTICE MANAGEMENT - 0.19%*
     32,300      InPhyNet Medical Management, Inc.**(1)..........................       904,400
                                                                                   ------------
                  RETAILERS - 2.72%*
    200,604      Vons Companies, Inc.**(4).......................................    12,989,109
                                                                                   ------------

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)

  SHARES                                                                              VALUE
-----------                                                                        ------------
                  SAVINGS & LOANS - 10.90%*
    100,000      First Federal Bancshares of Eau Claire, Inc.(1).................  $  1,862,500
    195,000      Great Western Financial Corporation(2)..........................     7,873,125
    445,300      Roosevelt Financial Group, Inc.(2)..............................     9,685,275
    508,600      Standard Federal Bancorporation.................................    29,498,800
    132,800      Standard Financial, Inc.........................................     3,037,800
                                                                                   ------------
                                                                                     51,957,500
                                                                                   ------------
                  SPECIALTY CHEMICALS - 2.00%*
    161,100      Petrolite Corp..................................................     9,525,037
                                                                                   ------------
                  TELEPHONY - 6.72%*
    669,874      MCI Communications Corporation(1)...............................    23,864,261
    216,100      Pacific Telesis Group(4)........................................     8,157,775
                                                                                   ------------
                                                                                     32,022,036
                                                                                   ------------
                  TOYS - 2.81%*
    558,653      Mattel, Inc.(4).................................................    13,407,664
                                                                                   ------------
                  TOTAL COMMON STOCKS (Cost $470,820,160)........................   456,443,843
                                                                                   ------------

STOCK RIGHTS - 0.10%*
     21,895      Talbert Medical Management Corporation (Cost $0)................       468,013
                                                                                   ------------

UNIT TRUSTS - 0.40%*
    391,100      EnerMark Income Fund(1)(3) (Cost $1,941,834)....................     1,925,171
                                                                                   ------------

CONTRACTS (100 SHARES PER CONTRACT)
-----------------------------------
PUT OPTIONS PURCHASED - 0.00%*
        250      Capital One Finance
                 Expiration June 1997, Exercise Price $30.00 (Cost $22,765)......        12,500
                                                                                   ------------
    PAR
   VALUE
-----------
CONVERTIBLE BONDS - 1.85%*
$10,545,000      IVAX Corporation Debentures CLB (Acquired March 1997, Cost
                 $9,530,960), 6.50%, 11/15/01 (r)................................     8,805,075
                                                                                   ------------

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)

    PAR
   VALUE                                                                              VALUE
-----------                                                                        ------------
CORPORATE BONDS - 3.34%*
$ 1,300,000      Baby Superstore Subordinated Notes CLB, 4.875%, 10/01/00(1).....  $  1,293,500
 14,855,000      REPAP Wisconsin, Inc. Senior Notes CLB, 9.25%, 2/01/02..........    14,632,175
                                                                                   ------------
                  TOTAL CORPORATE BONDS (Cost $15,908,769).......................    15,925,675
                                                                                   ------------
                  TOTAL INVESTMENTS (Cost $498,224,488)..........................  $483,580,277
                                                                                   ============

------------------------------
 * Calculated as a percentage of net assets.
** Non-income producing security.
(1) All or a portion of the shares have been committed as collateral for open short positions.
(2) All or a portion of the shares have been committed as collateral for written call options.
(3) Foreign security.
(4) All or a portion of the shares have been committed as collateral for the credit facility.
r - Restricted security.

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF SECURITIES SOLD SHORT
MARCH 31, 1997 (UNAUDITED)

  SHARES                                                                              VALUE
  ------                                                                           ------------
     62,175      Allmerica Financial Corporation.................................  $  2,183,897
     42,700      American General Corporation....................................     1,740,025
    510,303      Banc One Corporation............................................    20,284,544
     79,625      The Boeing Company..............................................     7,853,016
    127,000      Boston Scientific Corporation...................................     7,842,250
    361,708      British Telecommunications plc ADR..............................    25,319,560
     26,000      Camco International, Inc........................................     1,144,000
    205,500      Checkpoint Systems, Inc.........................................     3,519,188
     26,650      Columbia/HCA Healthcare Corporation.............................       896,106
    113,752      Conseco, Inc....................................................     4,052,415
    228,262      Duke Power Company..............................................    10,072,061
    535,500      Enron Corporation...............................................    20,349,000
    976,417      Enserch Exploration, Inc........................................     8,665,701
     12,250      Extended Stay America, Inc......................................       180,687
     16,100      HCC Insurance Holdings, Inc.....................................       394,450
    165,500      HFS, Inc........................................................     9,743,813
     70,200      Houston Industries, Incorporated................................     1,465,425
    322,000      KLA Instruments Corporation.....................................    11,753,000
    560,070      Mattel, Inc.....................................................    13,441,680
     42,323      MedPartners, Inc................................................       899,364
    119,025      Mercantile Bancorporation, Inc..................................     6,308,325
     26,171      PacifiCare Health Systems, Inc. - Class A.......................     2,162,379
     81,770      PacifiCare Health Systems, Inc. - Class B.......................     7,052,662
    157,470      SBC Communications, Inc.........................................     8,286,859
    285,860      Safeway, Inc....................................................    13,256,757
    333,150      St. Jude Medical Inc............................................    11,118,881
    697,130      Staples, Inc....................................................    14,029,741
     79,300      Texas Utilities Company.........................................     2,716,025
     58,700      Tyco International Ltd..........................................     3,228,500
                                                                                   ------------
                 TOTAL SECURITIES SOLD SHORT (Proceeds $227,770,244).............  $219,960,311
                                                                                   ============

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF CALL OPTIONS WRITTEN
MARCH 31, 1997 (UNAUDITED)

CONTRACTS (100 SHARES PER CONTRACT)                                                   VALUE
-----------------------------------                                                ------------
      2,866      ADT Ltd.
                   Expiration April 1997, Exercise Price $25.00..................  $    232,863
      1,017      General Motors Corporation -- Class H
                   Expiration May 1997, Exercise Price $55.00....................       127,125
                 Great Western Financial Corporation
      1,200      Expiration April 1997, Exercise Price $45.00....................        45,000
        750      Expiration April 1997, Exercise Price $40.00....................       145,312
                                                                                   ------------
                                                                                        190,312
                                                                                   ------------
      2,789      ITT Corporation
                   Expiration April 1997, Exercise Price $60.00..................       209,175
        865      Office Depot, Inc.
                   Expiration April 1997, Exercise Price $22.50..................        59,469
        200      Roosevelt Financial Group, Inc.
                   Expiration June 1997, Exercise Price $20.00...................        37,500
                                                                                   ------------
                 TOTAL CALL OPTIONS WRITTEN
                 (Premiums received $1,945,873)..................................  $    856,444
                                                                                   ============

                     See notes to the financial statements.

THE MERGER FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997 (UNAUDITED)

ASSETS:
  Investments, at value (Cost $498,224,488)
     See accompanying schedule...................................                   $483,580,277
  Cash...........................................................                      7,955,108
  Deposit at brokers for short sales.............................                     54,282,253
  Receivable from brokers for proceeds on securities sold
     short.......................................................                    226,147,641
  Receivable for investments sold................................                     27,584,997
  Interest receivable............................................                        519,640
  Dividends receivable...........................................                        101,436
  Other receivables..............................................                        311,447
                                                                                    ------------
          Total Assets...........................................                    800,482,799
LIABILITIES:
  Loan payable (Note 10).........................................   $ 35,800,000
  Securities sold short, at value (Proceeds of $227,770,244)
     See accompanying schedule...................................    219,960,311
  Payable for investment securities purchased....................     27,481,516
  Short-term borrowings..........................................     38,500,000
  Call options written, at value (Premiums received $1,945,873)
     See accompanying schedule...................................        856,444
  Accrued interest payable.......................................        635,958
  Investment advisory fee payable................................        398,649
  Distribution fees payable......................................         76,710
  Accrued expenses and other payables............................        133,880
                                                                    ------------
          Total Liabilities......................................                    323,843,468
                                                                                    ------------
NET ASSETS.......................................................                   $476,639,331
                                                                                    ============
NET ASSETS consist of:
  Accumulated undistributed net investment loss..................                   $    (82,808)
  Accumulated undistributed net realized gain on investments sold, securities sold short and option contracts expired or
     closed......................................................                     17,790,630
  Net unrealized appreciation (depreciation) on:
     Investments.................................................                    (14,633,946)
     Short positions.............................................                      7,809,933
     Call options................................................                      1,089,429
     Put options.................................................                        (10,265)
  Paid-in capital................................................                    464,676,358
                                                                                    ------------
          Total Net Assets.......................................                   $476,639,331
                                                                                    ============
NET ASSET VALUE, offering price and redemption price per share
  ($476,639,331 / 33,409,410 shares of beneficial interest
  outstanding)...................................................                         $14.27

                     See notes to the financial statements.

THE MERGER FUND
STATEMENT OF OPERATIONS
FOR THE FOUR MONTHS ENDED MARCH 31, 1997 (UNAUDITED)

INVESTMENT INCOME:
  Interest......................................................                    $ 5,501,567
  Dividend income on long positions
     (net of foreign withholding taxes of $16,203)..............                      1,232,767
                                                                                    -----------
     Total investment income....................................                      6,734,334
                                                                                    -----------
EXPENSES:
  Investment advisory fee.......................................   $ 1,604,448
  Distribution fees.............................................       257,748
  Transfer agent and shareholder servicing agent fees...........        67,074
  Federal and state registration fees...........................        34,364
  Professional fees.............................................        59,041
  Trustees' fees and expenses...................................         7,846
  Custody fees..................................................        46,352
  Administration fee............................................        72,290
  Reports to shareholders.......................................        27,437
  Other.........................................................         9,130
                                                                   -----------
     Total Operating Expenses Before Interest Expense and
       Dividends on Short Positions.............................                      2,185,730
  Interest expense..............................................                      3,003,775
  Dividends on short positions..................................                      1,193,176
                                                                                    -----------
     Total Expenses.............................................                      6,382,681
                                                                                    -----------
NET INVESTMENT INCOME...........................................                        351,653
                                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on:
     Long transactions..........................................    28,131,287
     Short transactions.........................................    (9,239,303)
     Options contracts expired or closed........................    (1,029,575)
                                                                   -----------
     Total Realized Gain........................................                     17,862,409
  Change in unrealized (depreciation) appreciation on:
     Investments................................................                    (28,672,241)
     Short positions............................................                     18,096,353
     Call options...............................................                      1,559,515
     Put options................................................                        203,665
                                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.................                      9,049,701
                                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............                    $ 9,401,354
                                                                                    ===========

                     See notes to the financial statements.

THE MERGER FUND
STATEMENT OF CASH FLOWS
FOR THE FOUR MONTHS ENDED MARCH 31, 1997 (UNAUDITED)

CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
Sales of Capital Shares......................................  $  68,975,578
Repurchases of Capital Shares................................    (86,860,980)
                                                               -------------
Cash Used for Capital Share Transactions.....................    (17,885,402)
Cash Used to Repay Borrowings................................   (122,950,000)
Distributions Paid in Cash*..................................     (3,960,567)
                                                               -------------
                                                                                 $(144,795,969)
                                                                                 -------------

CASH (USED) PROVIDED BY OPERATIONS:
Purchases of Portfolio Securities............................   (541,422,045)
Net Sales of Short-Term Investments..........................     91,244,756
Proceeds from Sales of Portfolio Securities..................    553,509,889
                                                               -------------
                                                                 103,332,600
                                                               -------------
Decrease in Deposit at Brokers and Custodian for Short
  Sales......................................................     47,783,994
Net Investment Income........................................        351,653
Net Change in Receivables/Payables Related to Operations.....        923,629
                                                               -------------
                                                                  49,062,276       152,391,876
                                                               -------------     -------------
Net Increase in Cash.........................................                        7,595,907
Cash, Beginning of Period....................................                          359,201
                                                                                 -------------
Cash, End of Period..........................................                    $   7,955,108
                                                                                 =============

------------------------------

*Non-cash financing activities include reinvestment of dividends of $39,886,639.

                     See notes to the financial statements.

THE MERGER FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                  FOUR MONTHS
                                                                     ENDED
                                                                   MARCH 31,        YEAR ENDED
                                                                     1997          NOV. 30, 1996
                                                                 -------------     -------------
                                                                 (UNAUDITED)
Net investment income..........................................  $     351,653     $   5,582,632
Net realized gain on investments sold, securities sold short
  and option contracts expired or closed.......................     17,862,409        39,120,063
Change in unrealized (depreciation) appreciation of
  investments, short positions and call and put options........     (8,812,708)       (7,331,567)
                                                                 -------------     -------------
Net increase in net assets resulting from operations...........      9,401,354        37,371,128
Distributions to shareholders from:
  Net investment income........................................     (5,757,534)       (1,258,321)
  Net realized gains...........................................    (38,089,672)      (13,482,010)
                                                                 -------------     -------------
  Total dividends and distributions............................    (43,847,206)      (14,740,331)
                                                                 -------------     -------------
Net increase in net assets from capital share transactions
  (Note 6).....................................................     22,001,237       223,370,882
                                                                 -------------     -------------
Net (decrease) increase in net assets..........................    (12,444,615)      246,001,679

NET ASSETS:
Beginning of period............................................    489,083,946       243,082,267
                                                                 -------------     -------------
End of period (including accumulated undistributed net
  investment (loss) income of $(82,808) and $5,323,073,
  respectively)................................................  $ 476,639,331     $ 489,083,946
                                                                 =============     =============

                     See notes to the financial statements.

                                THE MERGER FUND
                              FINANCIAL HIGHLIGHTS

 Selected per share data is based on a share of beneficial interest outstanding throughout each period.

                                             FOUR
                                            MONTHS
                                             ENDED                               YEAR ENDED NOVEMBER 30,
                                           MARCH 31,        ------------------------------------------------------------------
                                             1997             1996           1995           1994          1993          1992
                                          -----------       --------       --------       --------       -------       -------
                                          (UNAUDITED)
Net Asset Value, beginning of period....      $15.41          $14.87         $13.72         $13.70        $12.34        $12.51
Income from investment operations:
  Net investment income (loss)..........        0.01(2)(3)      0.20(2)(3)     0.08(2)(3)       --(2)(3)   (0.07)(2)(3)   (0.12)(2)
  Net realized and unrealized gain on
    investments.........................        0.28            1.24           1.78           1.08          2.10          0.65
                                            --------        --------       --------       --------       -------       -------
  Total from investment operations......        0.29            1.44           1.86           1.08          2.03          0.53
Less distributions:
  Dividends from net investment income..       (0.19)          (0.08)            --             --            --         (0.03)
  Distributions from net realized
    gains...............................       (1.24)          (0.82)         (0.71)         (1.06)        (0.67)        (0.67)
                                            --------        --------       --------       --------       -------       -------
  Total distributions...................       (1.43)          (0.90)         (0.71)         (1.06)        (0.67)        (0.70)
                                            --------        --------       --------       --------       -------       -------
Net Asset Value, end of period..........      $14.27          $15.41         $14.87         $13.72        $13.70        $12.34
                                            ========        ========       ========       ========       =======       =======
Total Return............................        1.96%(5)       10.26%         14.26%          8.41%        17.24%         4.45%
Supplemental Data and Ratios:
  Net assets, end of period (000's).....    $476,639        $489,084       $243,082       $170,344       $25,173       $11,611
  Ratio of operating expenses to average
    net assets..........................        1.36%(1)(6)     1.36%(1)       1.41%(1)       1.58%(1)      2.19%(1)      2.75%(1)
  Ratio of interest expense and
    dividends on short positions to
    average net assets..................        2.61%(6)        0.95%          2.42%          1.72%         1.91%         2.28%
  Ratio of net investment income (loss)
    to average net assets...............        0.22%(6)        1.36%          0.57%         (0.03)%       (0.57)%       (1.42)%
  Portfolio turnover rate(4)............      108.42%         405.99%        418.63%        390.34%       186.00%       231.40%
  Average commission rate per share.....    $ 0.0319        $ 0.0434

------------------------------

(1) For the four months ended March 31, 1997, and for the years ended November 30, 1996, 1995, 1994, 1993 and 1992, the operating expense ratio excludes interest expense and dividends on short positions. The ratios including interest expense and dividends on short positions for the four months ended March 31, 1997, and for the years ended November 30, 1996, 1995, 1994, 1993 and 1992, were 3.97%, 2.31%, 3.83%, 3.30%, 4.10% and 5.03%, respectively.
(2) Net investment income before interest expense and dividends on short positions for the four months ended March 31, 1997, and for the years ended November 30, 1996, 1995, 1994, 1993 and 1992, was $0.14, $0.35, $0.42,
    $0.21, $0.17, and $0.07, respectively.
(3) Net investment income (loss) per share represents net investment income for the respective period divided by the monthly average shares of beneficial interest outstanding throughout each period.
(4) The numerator for the portfolio turnover rate includes the lesser of purchases or sales (including both long and short positions). The denominator includes the average long position throughout the period. The portfolio turnover rate excluding short positions from the numerator for the four months ended March 31, 1997, and for the years ended November 30, 1996 and 1995 was 80.79%, 276.99% and 290.48%, respectively.
(5) Not annualized.
(6) Annualized.

                     See notes to the financial statements.

                                THE MERGER FUND
                       NOTES TO THE FINANCIAL STATEMENTS
                           MARCH 31, 1997 (UNAUDITED)

NOTE 1 -- ORGANIZATION

     The Merger Fund (the "Fund") is a no-load, open-end, non-diversified investment company organized as a trust under the laws of the Commonwealth of Massachusetts on April 12, 1982, and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund was formerly known as the Risk Portfolio of The Ayco Fund. In January of 1989, the Fund's fundamental policies were amended to permit the Fund to engage exclusively in merger arbitrage. At the same time, Westchester Capital Management, Inc. became the Fund's investment adviser, and the Fund began to do business as The Merger Fund. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of proposed mergers, takeovers, tender offers, leveraged buyouts, liquidations and other types of corporate reorganizations. Effective December 1, 1996 the Fund's fiscal year end was changed to September 30 from November 30.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A. Investment Valuation

     Investments in securities and commodities (including options) are valued at the last sales price on the securities or commodities exchange on which such financial instruments are primarily traded. Securities not listed on an exchange or securities for which there were no transactions are valued at the average of the current bid and asked prices. Securities for which there are no such valuations are valued at fair value as determined in good faith by management under the supervision of the Board of Trustees. The investment adviser reserves the right to value securities, including options, at prices other than last-sale prices or the average of current bid and asked prices when such prices are believed unrepresentative of fair market value as determined in good faith by the adviser. Investments in United States government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short term investments are carried at amortized cost, which approximates market value.

B. Transactions with Brokers for Short Sales

     Cash and liquid securities in the amount of $250,437,846 have been committed as collateral for open short investment positions and are on deposit in segregated accounts with brokers and the custodian. The Fund's receivable from brokers for proceeds on securities sold short and deposit at brokers for short sales are with three major securities dealers. The Fund does not require the brokers to maintain collateral in support of the receivable from broker for proceeds on securities sold short.

C. Federal Income Taxes

     No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intends to

                                THE MERGER FUND
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 1997 (UNAUDITED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders.

D. Written Option Accounting

     The Fund writes covered call options to hedge portfolio investments. When the Fund sells an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract written is valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.

E. Purchased Option Accounting

     The Fund purchases put options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract purchased is valued at the average of the current bid and asked price reported on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

F. Distributions to Shareholders

     Dividends from net investment income and net realized capital gains, if any, are declared and paid annually.

G. Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H. Foreign Securities

     Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments.

                                THE MERGER FUND
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 1997 (UNAUDITED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

I. Foreign Currency Translations

     The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:
(i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade date and settlement date differences.

J. Restricted Security

     The Fund owns a certain investment security which is unregistered and thus restricted as to resale. This security is valued by the Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future disposition of this security requires registration under the Securities Act of 1933 the Fund has the right to include its security in such registration, generally without cost to the Fund. The Fund has no right to require registration of unregistered securities.

K. Other

     Investment and shareholder transactions are recorded no later than the first business day after the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is accounted for on the accrual basis. Investment income includes $3,846,145 of interest earned on receivables from brokers for proceeds on securities sold short and deposits. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

NOTE 3 -- AGREEMENTS

     The Fund's investment adviser is Westchester Capital Management, Inc. (the "Adviser") pursuant to an investment advisory agreement dated January 31, 1989. Under the terms of this agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets.

                                THE MERGER FUND
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 1997 (UNAUDITED)

NOTE 3 -- AGREEMENTS (CONTINUED)

     Firstar Trust Company, a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian, transfer agent, administrator and accounting services agent for the Fund.

     Distribution services are performed pursuant to distribution contracts with Mercer Allied Company, L.P. ("Mercer"), the Fund's principal underwriter, and other broker-dealers.

NOTE 4 -- SHORT POSITIONS

     The Fund may sell securities short for hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are required to be adjusted daily to reflect changes in the value of the securities sold short.

NOTE 5 -- RELATED PARTY TRANSACTIONS

     William H. Bohnett, Esq., a partner of Fulbright & Jaworski L.L.P., serves as a Trustee and Assistant Secretary of the Fund. Fulbright & Jaworski L.L.P. furnishes legal services to the Fund. For the four months ended March 31, 1997, the Fund paid $47,580 for such services.

     Certain officers of the Fund are also officers of the Adviser.

NOTE 6 -- SHARES OF BENEFICIAL INTEREST

     The Trustees have the authority to issue an unlimited amount of shares of beneficial interest without par value.

     Changes in shares of beneficial interest were as follows:

                                             FOUR MONTHS ENDED               YEAR ENDED
                                              MARCH 31, 1997              NOVEMBER 30, 1996
                                         -------------------------   ---------------------------
                                           SHARES        AMOUNT        SHARES         AMOUNT
                                         ----------   ------------   -----------   -------------
        Sold...........................   4,821,181   $ 68,975,578    28,042,908   $ 412,955,551
        Issued as reinvestment of
          dividends....................   2,826,835     39,886,639       901,799      12,721,008
        Redeemed.......................  (5,980,757)   (86,860,980)  (13,551,329)   (202,305,677)
                                         ----------   ------------   -----------   -------------
        Net increase...................   1,667,259   $ 22,001,237    15,393,378   $ 223,370,882
                                         ==========   ============   ===========   =============

     Effective June 1, 1996, The Merger Fund was closed to new investors.

                                THE MERGER FUND
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 1997 (UNAUDITED)

NOTE 7 -- INVESTMENT TRANSACTIONS

     Purchases and sales of securities for the four months ended March 31, 1997 (excluding short-term investments and options) aggregated $407,086,877 and $426,072,464, respectively.

     At March 31, 1997, gross unrealized appreciation and depreciation of investments for federal income tax purposes were:

        Appreciation............................................................  $ 12,820,949
        (Depreciation)..........................................................   (28,426,626)
                                                                                  ------------
        Net unrealized depreciation on investments..............................  $(15,605,677)
                                                                                  ============

     At March 31, 1997, the cost of investments for federal income tax purposes was $499,185,954.

NOTE 8 -- OPTION CONTRACTS WRITTEN

     The premium amount and the number of option contracts written during the four months ended March 31, 1997, were as follows:

                                                                         PREMIUM       NUMBER OF
                                                                         AMOUNT        CONTRACTS
                                                                       -----------     ---------
        Options outstanding at November 30, 1996.....................  $ 3,834,076       16,523
        Options written..............................................    7,196,845       34,636
        Options closed...............................................   (2,442,350)     (10,698)
        Options exercised............................................   (4,914,189)     (21,659)
        Options expired..............................................   (1,728,509)      (9,115)
                                                                       -----------     --------
        Options outstanding at March 31, 1997........................  $ 1,945,873        9,687
                                                                       ===========     ========

NOTE 9 -- DISTRIBUTION PLAN

     The Fund has adopted a Plan of Distribution (the "Plan") dated July 1, 1993, as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Fund will compensate its principal underwriter, Mercer, and any other broker-dealers with whom Mercer or the Fund has entered into a contract to distribute Fund shares ("Dealers"). Under the Plan, the amount of compensation paid in any one year shall not exceed 0.25% of the average daily net assets of the Fund, payable as a service fee to Mercer and Dealers for providing personal service and maintenance of shareholder accounts. For the four months ended March 31, 1997, the Fund incurred $257,748 pursuant to the Plan.

     The Plan will remain in effect from year to year provided such continuance is approved at least annually by a vote either of a majority of the Trustees, including a majority of the non-interested Trustees, or a majority of the Fund's outstanding shares.

                                THE MERGER FUND
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 1997 (UNAUDITED)

NOTE 10 -- CREDIT FACILITY

     Custodial Trust Company has made available to the Fund a $230 million credit facility pursuant to a Loan and Security Agreement ("Agreement") dated March 18, 1992 (subsequently amended) for the purpose of purchasing portfolio securities. The Agreement can be terminated by either the Fund or Custodial Trust Company with three months' prior notice. Outstanding principal amounts under the credit facility bear interest at a rate per annum of 0.50% plus the Broker Call Rate quoted by Bear Stearns Securities Corp. at its office in New York on credit extended up to $25 million on any given day and the Broker Call Rate plus 0.25% for the amount of the loan which exceeds $25 million (weighted average rate of 6.55% during the four months ended March 31, 1997). Advances are collateralized by securities owned by the Fund and held separately in a special custody account pursuant to a Special Custody Agreement dated March 31, 1994. During the four months ended March 31, 1997, the Fund had an outstanding average daily balance of $136,534,959. The maximum amount outstanding during the four months ended March 31, 1997, was $208,000,000. Interest expense amounted to $3,003,775 for the four months ended March 31, 1997. At March 31, 1997, the Fund had a loan payable balance of $35,800,000, and the securities collateralizing the Agreement amounted to $72,199,884.

     The Fund had short-term borrowings at March 31, 1997, in the amount of $38,500,000 from Firstar Corporation. The short-term borrowings were repaid within seven days.

     Pursuant to the 1940 Act, the Fund is required to satisfy asset coverage requirements on its outstanding borrowings. At March 31, 1997, the Fund satisfied all asset coverage requirements of the 1940 Act.

                    END TO NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

   Effective October 31, 1995, Grant Thornton L.L.P. was terminated as the Fund's independent accountants. For the years ended November 30, 1991 through November 30, 1994, Grant Thornton L.L.P. expressed an unqualified opinion on the Fund's financial statements. There were no disagreements between Fund management and Grant Thornton L.L.P. prior to their termination. The Board of Trustees approved the termination of Grant
   Thornton L.L.P. and the appointment of Price Waterhouse LLP as the Fund's independent accountants.
--------------------------------------------------------------------------------

INVESTMENT ADVISER
      Westchester Capital Management, Inc.
      100 Summit Lake Drive
      Valhalla, NY 10595
      (914) 741-5600

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
      PAYING AGENT, SHAREHOLDER
      SERVICING AGENT & CUSTODIAN
      Firstar Trust Company
      P.O. Box 701
      Milwaukee, WI 53201-0701
      (800) 343-8959

TRUSTEES
      Frederick W. Green
      William H. Bohnett
      Michael J. Downey
      James P. Logan III
      Frank A. McDermott, Jr.

EXECUTIVE OFFICERS
      Frederick W. Green, President
      Bonnie L. Smith, Vice President, Treasurer and Secretary

COUNSEL
      Fulbright & Jaworski L.L.P.
      666 Fifth Avenue
      New York, NY 10103

INDEPENDENT ACCOUNTANTS
      Price Waterhouse LLP
      100 East Wisconsin Avenue
      Milwaukee, WI 53202

                            [THE MERGER FUND LOGO]

                               SEMI-ANNUAL REPORT
                                 MARCH 31, 1997